Stock-based Compensation (Weighted Average Fair Values, Assumptions in Valuation Models for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
31. Stock-Based Compensation
Weighted average fair value per option	$ 3.58	$ 2.41
Expected term	5 years	6 years
Risk-free interest rate	1.33%	1.82%
Expected dividend yield	4.09%	5.10%
Expected volatility	14.10%	14.32%